Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Accumulated impairment losses, Beginning Balance	$ (202,532)	$ (202,532)
Goodwill, Beginning Balance	249,922	250,170
Goodwill, Net, Beginning Balance	47,390	47,638
Foreign currency translation adjustment	1,044	(248)
Impairment losses	0	0
Goodwill, Ending balance	250,966	249,922
Accumulated impairment losses, Ending balance	(202,532)	(202,532)
Goodwill, Net, Ending balance	48,434	47,390
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Accumulated impairment losses, Beginning Balance	(32,246)	(32,246)
Goodwill, Beginning Balance	69,379	69,627
Goodwill, Net, Beginning Balance	37,133	37,381
Foreign currency translation adjustment	1,044	(248)
Impairment losses	0	0
Goodwill, Ending balance	70,423	69,379
Accumulated impairment losses, Ending balance	(32,246)	(32,246)
Goodwill, Net, Ending balance	38,177	37,133
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Accumulated impairment losses, Beginning Balance	(170,286)	(170,286)
Goodwill, Beginning Balance	180,543	180,543
Goodwill, Net, Beginning Balance	10,257	10,257
Foreign currency translation adjustment	0	0
Impairment losses	0	0
Goodwill, Ending balance	180,543	180,543
Accumulated impairment losses, Ending balance	(170,286)	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257